Transactions with Related Parties - Summary of Account Balances with Related Parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Receivables	₩ 1,972	₩ 2,874
Payables	4	33
GungHo Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Receivables	1,972	2,874
Payables	3	3
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Receivables	0	0
Payables	₩ 1	₩ 30